Interest-bearing liabilities (Details) € in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2019 EUR (€) Options	May 31, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Feb. 28, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Aug. 31, 2018 EUR (€)	Dec. 31, 2017
Borrowings information
Carrying amount						€ 4,277	€ 3,820
Adjustments related to discontinued fair value hedge accounting relationships.						138	11
6.75% Senior Notes
Borrowings information
Nominal						€ 231
Interest rate (as percentage)				6.75%	6.75%	6.75%			6.75%
Carrying amount							232
Repayment of borrowings				€ 231
5.375% Senior Notes
Borrowings information
Nominal | $					$ 581
Interest rate (as percentage)		5.375%			5.375%	5.375%			5.375%
Carrying amount							507
Repayment of borrowings		€ 581
1.00% Senior Notes
Borrowings information
Nominal						€ 500
Interest rate (as percentage)					1.00%	1.00%
Carrying amount						€ 499	499
3.375% Senior Notes
Borrowings information
Nominal | $					$ 500
Interest rate (as percentage)					3.375%	3.375%
Carrying amount						€ 445	423
2.00% Senior Notes, due March 2024
Borrowings information
Nominal						€ 750
Interest rate (as percentage)					2.00%	2.00%
Carrying amount						€ 766	750
NIB R&D Loan Facility
Borrowings information
Nominal | $					$ 250
Carrying amount						250
2.00% Senior Notes, due March 2026
Borrowings information
Nominal						€ 750
Interest rate (as percentage)			2.00%		2.00%	2.00%
Carrying amount						€ 765
Proceeds from borrowings			€ 750
4.375% Senior Notes
Borrowings information
Nominal						€ 500
Interest rate (as percentage)					4.375%	4.375%
Carrying amount						€ 452	415
6.50% Senior Notes
Borrowings information
Nominal | $					$ 74
Interest rate (as percentage)					6.50%	6.50%			6.50%
Carrying amount						€ 66	65
6.45% Senior Notes
Borrowings information
Nominal | $					$ 206
Interest rate (as percentage)					6.45%	6.45%			6.45%
Carrying amount						€ 185	182
6.625% Senior Notes
Borrowings information
Nominal | $					$ 500
Interest rate (as percentage)					6.625%	6.625%
Carrying amount						€ 517	455
Other liabilities
Borrowings information
Carrying amount						332	292
Credit facilities and funding program
Borrowings information
Carrying amount						2,000	1,250
Revolving Credit Facility
Borrowings information
Nominal	€ 1,579					1,500
Maturity of debt	5 years
Number of extension options | Options	2
Remaining extension option	1 year
EIB R&D Loan Facility
Borrowings information
Nominal						500		€ 500
Finnish Commercial Paper Programme
Borrowings information
Nominal						750
Euro Medium Term Note Programme
Borrowings information
Nominal			€ 5,000			5,000
Carrying amount						€ 2,000	€ 1,250